Trade accounts and other payables	12 Months Ended
Mar. 31, 2022
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Trade accounts and other payables
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. Trade accounts and other payables
Trade accounts and other payables consists of the following:

	Yen in millions
	March 31,
	2021	2022
Accounts and notes payables	2,953,716	3,168,084
Other payables	1,092,223	1,124,008

Total	4,045,939	4,292,092

Trade accounts and other payables are classified as financial liabilities measured at amortized cost.